Derivative Financial Instruments - Details of Currency Forward Contracts (Detail) - Dec. 31, 2017 - Currency forward contracts [member] ₺ in Thousands	TRY (₺)	USD ($)
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Fair Value	₺ (2,246)
30 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount | $		$ 50,000,000
Current Derivative Financial Instruments Liabilities, Fair Value	₺ (2,246)